Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Mar. 15, 2019
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Rate			10.00%
Monthly repayment		$ 1,149
Long-term debt balance		11,039
NBV of Collateral		16,998
Collateral	[1]	$ 6,465
Blockfills loan #1 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2022-08
Rate		22.20%
Monthly repayment		$ 92
Long-term debt balance		648
NBV of Collateral		1,022
Collateral	[1]	$ 1,000
Blockfills loan #2 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2022-09
Rate		17.80%
Monthly repayment		$ 134
Long-term debt balance		1,067
NBV of Collateral		1,722
Collateral	[1]	$ 2,000
Blockfills loan #3 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2022-10
Rate		18.60%
Monthly repayment		$ 67
Long-term debt balance		574
NBV of Collateral		973
Collateral	[1]	$ 1,000
Foundry loan #1 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2022-09
Rate		18.60%
Monthly repayment		$ 551
Long-term debt balance		4,620
NBV of Collateral		7,917
Collateral	[1]	$ 1,465
Foundry loan #2 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2023-03
Rate		16.50%
Monthly repayment		$ 102
Long-term debt balance		1,294
NBV of Collateral		1,911
Collateral	[1]	$ 300
Foundry loan #3 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2023-04
Rate		16.50%
Monthly repayment		$ 95
Long-term debt balance		1,287
NBV of Collateral		1,591
Collateral	[1]	$ 300
Foundry loan #4 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date		2023-05
Rate		16.50%
Monthly repayment		$ 108
Long-term debt balance		1,549
NBV of Collateral		1,862
Collateral	[1]	$ 400

[1]	Represents the quantity of Whatsminers received in connection with the equipment financing and pledged as collateral for the related loan.